Stock-Based Compensation - Summary of Nucor's RSU Activity (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year, Shares	1,040	1,031	1,012
Granted, Shares	721	723	790
Vested, Shares	(677)	(681)	(756)
Canceled, Shares	(13)	(33)	(15)
Unvested at end of year, Shares	1,071	1,040	1,031
Unvested at beginning of year, Grant Date Fair Value	$ 48.47	$ 47.93	$ 45.98
Granted, Grant Date Fair Value	59.07	48.80	47.59
Vested, Grant Date Fair Value	53.17	48.09	44.99
Canceled, Grant Date Fair Value	50.21	46.44	46.61
Unvested at end of year, Grant Date Fair Value	$ 52.62	$ 48.47	$ 47.93
Restricted Stock Units and Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future grants	7,259	8,706	10,349